Share-based payments - Details of RSUs outstanding (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation	$ 6,600,000			$ 6,600,000		$ 9,200,000
Unamortized stock-based compensation, weighted average remaining amortization period (in years)				2 years 1 month 17 days		2 years 4 months 13 days
Share-based compensation expense recorded	$ 1,634,000		$ 2,054,000	$ 3,640,000	$ 4,066,000	$ 7,906,000	$ 5,222,000
ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense recorded						$ 3,570,269	$ 4,985,954
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs outstanding	401,696	599,403		401,696		603,040	342,674
Granted	92,505	95,636				664,718
Restricted stock units | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deemed value						$ 0.94
Weighted average contractual life						9 years 29 days
RSUs outstanding						2,175,000	1,875,000	649,473
Unamortized stock-based compensation						$ 937,768	$ 1,722,547
Unamortized stock-based compensation, weighted average remaining amortization period (in years)						9 years 10 days	9 years 11 months 8 days
Share-based compensation expense recorded						$ 875,439	$ 1,042,418
Granted						300,000	1,875,000
Performance RSUs | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted							875,000